Accounts payable and other liabilities (Carrying amounts of financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	¥ 37,395,206	¥ 28,380,730
RMB [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	36,399,243	27,222,632
S$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	556,881	669,797
US$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	436,358	479,179
JPY [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	2,469	6,917
EUR [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	¥ 255	¥ 2,205